Land and Housing Inventory - Summary of Interest Capitalized and Expensed (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Inventory Real Estate [Abstract]
Interest capitalized, beginning of year	$ 189,984	$ 202,653
Interest capitalized	26,291	33,410
Interest expensed to cost of sales	(41,352)	(46,079)
Interest capitalized, end of year	$ 174,923	$ 189,984